INCOME PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net (loss) income	$ (31)	$ 71,466
Non-controlling interest	(6,410)	2,150
Income attributable to equity holders of SSR Mining used in the calculation of income per share	$ 6,379	$ 69,316
Weighted average number of common shares issued (thousands) (in shares)	120,137	119,593
Adjustments for dilutive instruments:
Stock options (thousands) (in shares)	1,217	1,088
Weighted average number of common shares for diluted income per share (thousands) (in shares)	121,354	120,681
Basic earnings (loss) per share (usd per share)	$ 0.05	$ 0.58
Diluted earnings (loss) per share (usd per share)	$ 0.05	$ 0.57